Debt Obligations Maturities of Long Term Debt (Details) $ in Millions	Dec. 31, 2018 USD ($)
Maturities of Long Term Debt Disclosure [Abstract]
Long-term Debt	$ 3,183
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	85
Long-term Debt, Maturities, Repayments of Principal in Year Two	190
Long-term Debt, Maturities, Repayments of Principal in Year Three	1,605
Long-term Debt, Maturities, Repayments of Principal in Year Four	600
Long-term Debt, Maturities, Repayments of Principal in Year Five	700
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 3